Related Party Balances and Transactions - Schedule of Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 84,531	$ 12,088	¥ 61,722
Due from L.P. by the Group
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 84,531		¥ 61,722